Schedule of Intangible Assets and Goodwill (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Intangible Assets Schedule Of Intangible Assets And Goodwill 1	$ 625,337
Intangible Assets Schedule Of Intangible Assets And Goodwill 2	625,337
Intangible Assets Schedule Of Intangible Assets And Goodwill 3	4,825,220
Intangible Assets Schedule Of Intangible Assets And Goodwill 4	4,825,220
Intangible Assets Schedule Of Intangible Assets And Goodwill 5	(1,299,119)
Intangible Assets Schedule Of Intangible Assets And Goodwill 6	(1,117,434)
Intangible Assets Schedule Of Intangible Assets And Goodwill 7	4,151,438
Intangible Assets Schedule Of Intangible Assets And Goodwill 8	4,333,123
Intangible Assets Schedule Of Intangible Assets And Goodwill 9	146,342
Intangible Assets Schedule Of Intangible Assets And Goodwill 10	146,343
Intangible Assets Schedule Of Intangible Assets And Goodwill 11	1,281,540
Intangible Assets Schedule Of Intangible Assets And Goodwill 12	1,251,540
Intangible Assets Schedule Of Intangible Assets And Goodwill 13	625,000
Intangible Assets Schedule Of Intangible Assets And Goodwill 14	625,000
Intangible Assets Schedule Of Intangible Assets And Goodwill 15	997,000
Intangible Assets Schedule Of Intangible Assets And Goodwill 16	997,000
Intangible Assets Schedule Of Intangible Assets And Goodwill 17	451,608
Intangible Assets Schedule Of Intangible Assets And Goodwill 18	451,608
Intangible Assets Schedule Of Intangible Assets And Goodwill 19	278,872
Intangible Assets Schedule Of Intangible Assets And Goodwill 20	278,872
Intangible Assets Schedule Of Intangible Assets And Goodwill 21	4,323,520
Intangible Assets Schedule Of Intangible Assets And Goodwill 22	4,323,520
Intangible Assets Schedule Of Intangible Assets And Goodwill 23	3,440,580
Intangible Assets Schedule Of Intangible Assets And Goodwill 24	3,440,580
Intangible Assets Schedule Of Intangible Assets And Goodwill 25	(430,072)
Intangible Assets Schedule Of Intangible Assets And Goodwill 26	(430,072)
Intangible Assets Schedule Of Intangible Assets And Goodwill 27	11,114,390
Intangible Assets Schedule Of Intangible Assets And Goodwill 28	11,084,391
Intangible Assets Schedule Of Intangible Assets And Goodwill 29	15,265,828
Intangible Assets Schedule Of Intangible Assets And Goodwill 30	$ 15,417,514